Right-of-Use Assets and Operating Lease Liabilities - Schedule of Maturity Analysis of Undiscounted Non-Cancellable Operating Lease Obligations (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Undiscounted Non-Cancellable Operating Lease Obligations [Abstract]
Year ending December 31, 2025	$ 94,208
Year ending December 31, 2026	78,507
Total undiscounted lease obligations	172,715
Less: imputed interest	(4,992)
Lease liabilities recognized in the consolidated balance sheet	$ 167,723	$ 84,883